Material related party transactions - Summary of key management personnel compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material related party transactions
Short-term employment benefits (excluding discretionary bonus)	¥ 18,611	¥ 15,575	¥ 18,191
Discretionary bonus	15,029	15,425	7,396
Contributions to defined contribution retirement plans	215	229	264
Share-based compensation expenses	135,836	973,975	621,172
Total	¥ 169,691	¥ 1,005,204	¥ 647,023